JPMorgan Diversified Fund Annual Fund Operating Expenses - A C I Shares [Member] - JPMorgan Diversified Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	10/31/26
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	0.96%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.75%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	1.46%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	0.71%	[1]

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.96%, 1.46% and 0.71% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.